Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Employee Benefit Plans

Defined Benefit Pension Plan: Union sponsors a noncontributory defined benefit pension plan covering all eligible employees. The plan provides defined benefits based on years of service and final average salary. There was a $576 thousand minimum required contribution under the ERISA guidelines for 2011 and none for 2010. Union measures defined benefit plan assets and obligations as of December 31, its fiscal year-end.

Union's policy is to accrue annually an amount equal to the actuarially calculated expense for current and estimated future benefits. Union made tax deductible voluntary contributions of $1.4 million and $1.3 million to the pension plan in 2011 and 2010, respectively, over and above the minimum required, which are included in employer contributions below. Information pertaining to the activity in the plan is as follows:

Obligations and funded status at December 31:

	2011	2010
	(Dollars in thousands)
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$15,230	$13,184
Service cost	680	578
Interest cost	838	773
Actuarial loss	3,400	986
Benefits paid	(325)	(291)
Projected benefit obligation at end of year	19,823	15,230

Change in fair value of plan assets
Fair value of plan assets at beginning of year	12,779	10,745
Actuarial (loss) gain on plan assets	(310)	1,075
Employer contributions	2,000	1,250
Benefits paid	(325)	(291)
Fair value of plan assets at end of year	14,144	12,779
Net liability for pension benefits	$(5,679)	$(2,451)

	2011	2010
	(Dollars in thousands)
Accumulated benefit obligation at December 31	$15,556	$11,983

The impact of the pension activity for 2011 and 2010 on other comprehensive income (loss) is detailed in Note 23.

The Company uses the alternate amortization method for prior service costs, as provided in FASB ASC Topic 715, Employers' Accounting for Pensions.

Net periodic pension benefit cost for 2011 and 2010 consisted of the following components:

	2011	2010
	(Dollars in thousands)
Service cost	$680	$578
Interest cost on projected benefit obligation	838	773
Expected return on plan assets	(876)	(731)
Amortization of prior service cost	6	6
Amortization of net actuarial loss	185	143
Net periodic pension benefit cost	$833	$769

It is estimated that the net periodic pension benefit cost for 2012 will include approximately $6 thousand of amortization of prior service cost and $545 thousand of amortization of net actuarial loss.

Weighted average assumptions used to determine pension benefit obligation at December 31, 2011 and 2010 were a rate of compensation increase of 4.25% for 2011 and 4.50% for 2010 and a discount rate of 4.41% at December 31, 2011 and 5.56% at December 31, 2010.

Weighted average assumptions used to determine net periodic pension benefit cost for the years ended December 31, 2011 and 2010 were a discount rate of 5.56% and 6.00%, respectively, a rate of compensation increase of 4.50% for both years and an expected long-term rate of return on plan assets of 6.75% for both years.

The overall expected long-term rate of return on assets is consistent with future expected long-term rate of inflation assumptions as well as consideration of historical asset returns and the current financial marketplace. The return is more conservative than the plan's long-term actual results and is at a level that management believes is sustainable. The 2011 pension benefit obligation discount rate is based on the plan's expected benefit payment stream utilizing December 2011 benchmark pension liability index yield curve spot rates and a review of published high quality bond indices.

Union's pension plan asset allocations at December 31, 2011 and 2010, by asset category based on their fair values were as follows:

Asset Category	2011	2010
Cash and cash equivalents	5.2%	11.0%
Interest bearing deposits in banks	8.6%	9.1%
Debt securities	19.1%	19.3%
Equity securities	17.8%	11.8%
Mutual and exchange traded funds	49.3%	48.8%
Total	100.0%	100.0%

The investment philosophy for the pension plan is to prudently invest the assets of the plan and future contributions received in a diversified manner that will ensure the future pension benefits due to participants and beneficiaries over a long-term horizon as well as provide liquidity to pay current benefits. The Trustees of the plan seek to protect the pension plan assets through prudent asset allocation, FDIC insurance on a portion of plan assets, selection of professional asset management and periodic reviews. Investments in stocks and fixed income investments are diversified in a way which is consistent with risk tolerance, investment objectives and current financial market risks.

In order to achieve this goal the investment objective is to maintain a mix of growth and income investments allocated as follows, with no more than 20% of the equity portion of the portfolio invested in foreign equities:

Equity securities and international mutual funds	55-70%
Debt securities	30-45%
Cash and cash equivalents	0-5%

There are no securities of the Company or Union held by the pension plan. The assets of the plan are managed by the Trust & Asset Management Group of Union with the advice of its registered investment adviser, under the guidance of the plan's Trustees. The estimated employer contribution for 2012 is $576 thousand.

The fair values of the Company's pension plan investments at December 31, 2011 and 2010, segregated by fair value hierarchy level, are summarized below:

		Fair Value Measurements
		December 31, 2011
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$1,219	$547	$672	$—
U.S. Government	739	—	739	—
U.S. Government-sponsored enterprises	211	—	211	—
Agency mortgage-backed	100	—	100	—
Corporate bonds	1,645	104	1,541	—
Marketable equity securities:
Information technology	407	407	—	—
Financial	294	294	—	—
Industrials	279	279	—	—
Healthcare	432	432	—	—
Consumer	637	637	—	—
Energy	288	288	—	—
Other	182	182	—	—
Mutual and exchange traded funds	6,935	6,935	—	—
Total	$13,368	$10,105	$3,263	$—

		Fair Value Measurements
		December 31, 2010
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$1,165	$—	$1,165	$—
U.S. Government	981	—	981	—
U.S. Government-sponsored enterprises	103	—	103	—
Agency mortgage-backed	419	—	419	—
Corporate bonds	925	—	925	—
Marketable equity securities:
Information technology	266	266	—	—
Financial	279	279	—	—
Industrials	188	188	—	—
Healthcare	223	223	—	—
Consumer	323	323	—	—
Energy	234	234	—	—
Mutual and exchange traded funds	6,238	6,238	—	—
Total	$11,344	$7,751	$3,593	$—

The fair values of the pension plan assets are determined by an independent pricing service which, given the nature of the assets within the portfolio, is able to utilize quoted prices in an active market to value the majority of the assets held. The market inputs sought for assets without a specific quote listed, in approximate order of priority, include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications that vary by asset class. For certain security types, additional inputs may be used, or some standard inputs may not be applicable. There were no significant transfers in or out of levels 1 and 2 for the year ended December 31, 2011.

The following table summarizes the estimated future benefit payments expected to be paid under the Plan:

(Dollars in thousands)
2012	$465
2013	513
2014	594
2015	610
2016	615
Years 2017 to 2021	3,823

Nonqualified Deferred Compensation Plans: The Company and Union have two nonqualified deferred compensation plans for directors and certain key officers. The 2008 Amended and Restated Nonqualified Deferred Compensation Plan of Union Bankshares, Inc. (“2008 Plan”) replaced a 1990 Plan that was not compliant with section 409A of the Internal Revenue Code. The 2008 amendments also included an increase in the amounts to be accrued under the 2008 Plan, subject to vesting requirements in 2009 and 2010, in order to align projected payouts under the 2008 Plan with original commitments made to participants. The Company accrued an expense of $8 thousand in 2011 and $79 thousand in 2010 under the 2008 Plan. The benefit obligations under the 2008 Plan represent general unsecured obligations of the Company and no assets are segregated for such payments. However, the Company and Union have purchased life insurance contracts on the lives of each participant in order to fund these benefits. The benefits accrued under this 2008 Plan aggregated $1.1 and $1.2 million at December 31, 2011 and 2010, respectively, and are included in Accrued interest and other liabilities. The cash surrender value of the life insurance policies purchased to fund the 2008 Plan aggregated $1.6 million at both December 31, 2011 and 2010 and is included in Company-owned life insurance in the Company's consolidated balance sheets.

An Executive Nonqualified Excess Plan was adopted in 2006 for directors and certain key officers. The 2006 Plan is a defined contribution plan which provides a means by which participants may elect to defer receipt of current compensation from the Company or its subsidiary in order to provide retirement or other benefits as selected in the individual adoption agreements. Participants may select among designated reference investments consisting of investment funds, with the performance of the participant's account mirroring the selected reference investment. Distributions are made only upon a qualifying distribution event, which may include a separation from service, death, disability or unforeseeable emergency, or upon a date specified in the participant's deferral election form. The 2006 Plan is intended to comply with the provisions of Section 409A of the Internal Revenue Code. The 2006 Plan is unfunded, representing a general unsecured obligation of the Company of $128 and $100 thousand as of December 31, 2011 and 2010, respectively.

401(k) Plan: Union maintains a defined contribution 401(k) plan under which employees may elect to make tax deferred contributions of up to the IRS maximum from their annual salary. All employees meeting service requirements are eligible to participate in the plan. Company contributions are fully vested after three years of service. Union's employer matching contributions to the plan are at the discretion of the Board of Directors. Employer matching contributions to the plan were $168 and $142 thousand for 2011 and 2010, respectively.

Short Term Incentive Performance Plan: On February 3, 2012, the Company adopted the Union Bank Short Term Incentive Performance Plan and adopted annual performance and award targets under the Plan for 2012. Participants will be designated each year by the Union Board, upon recommendation of the Compensation Committee. The performance period is a calendar year, and financial results utilized in establishing performance targets and calculating awards are on a Bank-only basis. Awards (if any) are paid in cash within two and one-half months after the end of the calendar year. Participants do not have a vested right in any award prior to payout.